PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited)
1
Voya VACS Series LCC Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.7%
Communication Services : 8.3%
517
Alphabet, Inc. - Class A
$ 175,444
5.2
73
(1)
Live Nation
Entertainment, Inc.
13,132
0.4
56  Meta Platforms, Inc.
- Class A
32,051
1.0
46
(1)
Spotify Technology SA
25,007
0.7
51
(1)
Take-Two Interactive
Software, Inc.
11,205
0.3
210
Walt Disney Co.
22,585
0.7
279,424
8.3
Consumer Discretionary : 9.3%
568
(1)
Amazon.com, Inc.
147,549
4.4
39
(1)
Brinker International,
Inc.
8,912
0.3
43  Hilton Worldwide
Holdings, Inc.
13,600
0.4
44
Ralph Lauren Corp.
15,264
0.5
49  Royal Caribbean
Cruises Ltd.
13,168
0.4
121
Tapestry, Inc.
14,930
0.4
71
(1)
Tesla, Inc.
26,124
0.8
214
TJX Cos., Inc.
28,657
0.9
182
Williams-Sonoma, Inc.
41,542
1.2
309,746
9.3
Consumer Staples : 5.1%
698
Coca-Cola Co.
61,892
1.8
100
(1)
Dollar Tree, Inc.
12,659
0.4
131
PepsiCo, Inc.
18,384
0.5
212  Philip Morris
International, Inc.
39,708
1.2
186
Procter & Gamble Co.
26,992
0.8
145
(1)
Sprouts Farmers
Market, Inc.
11,896
0.4
171,531
5.1
Energy : 3.7%
196
Baker Hughes Co.
12,456
0.4
225
Chevron Corp.
46,381
1.4
423
Devon Energy Corp.
20,520
0.6
62  Diamondback Energy,
Inc.
12,430
0.4
530
Schlumberger NV
31,853
0.9
123,640
3.7
Financials : 11.8%
301  American International
Group, Inc.
22,984
0.7
110
Assurant, Inc.
31,005
0.9
151  Capital One Financial
Corp.
32,391
1.0
148
CME Group, Inc.
42,254
1.3
206  JPMorgan Chase &
Co.
73,340
2.2
347
Lazard, Inc.
15,001
0.4
120  PNC Financial
Services Group, Inc.
28,756
0.9
198
State Street Corp.
37,893
1.1
55
Travelers Cos., Inc.
20,126
0.6
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
2,256  Valley National
Bancorp
$ 30,772
0.9
161
Visa, Inc. - Class A
61,078
1.8
395,600
11.8
Health Care : 10.8%
226
Abbott Laboratories
24,941
0.7
178
AbbVie, Inc.
45,643
1.4
92
(1)
Align Technology, Inc.
14,701
0.4
47
(1)
Biogen, Inc.
10,182
0.3
63
Danaher Corp.
13,454
0.4
31
Eli Lilly & Co.
35,859
1.1
32
(1)
Intuitive Surgical, Inc.
12,059
0.4
275
Merck & Co., Inc.
40,634
1.2
25  Regeneron
Pharmaceuticals, Inc.
19,977
0.6
50  Thermo Fisher
Scientific, Inc.
30,855
0.9
78  UnitedHealth Group,
Inc.
30,374
0.9
78
(1)
Vertex
Pharmaceuticals, Inc.
42,473
1.3
101
(1)
Waters Corp.
41,878
1.2
363,030
10.8
Industrials : 7.9%
114
AMETEK, Inc.
26,809
0.8
39  Applied Industrial
Technologies, Inc.
12,635
0.4
70
(1)
Boeing Co.
14,545
0.4
14  Comfort Systems USA,
Inc.
21,639
0.7
751
CSX Corp.
37,933
1.1
120
Esab Corp.
9,046
0.3
644
(1)
Gates Industrial Corp.
Ltd.
16,473
0.5
19
GE Vernova, Inc.
17,072
0.5
44
HEICO Corp.
14,571
0.4
69  Howmet Aerospace,
Inc.
16,901
0.5
380
Leonardo DRS, Inc.
14,440
0.4
152  Raytheon Technologies
Corp.
31,575
1.0
48
(1)
Saia, Inc.
17,046
0.5
47  Vertiv Holdings Co.
- Class A
12,160
0.4
262,845
7.9
Information Technology : 34.2%
122
(1)
Advanced Micro
Devices, Inc.
57,428
1.7
375
Apple, Inc.
118,819
3.6
256
Broadcom, Inc.
94,807
2.8
315
Cisco Systems, Inc.
34,804
1.0
73
(1)
Cloudflare, Inc. - Class
A
22,273
0.7
77
(1)
Coherent Corp.
21,393
0.6
122
(1)
Crowdstrike Holdings,
Inc. - Class A
28,182
0.8
70
Entegris, Inc.
9,470
0.3

PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited) (continued)
2
Voya VACS Series LCC Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
353  GLOBALFOUNDRIES,
Inc.
$ 15,776
0.5
66
(1)
Intel Corp.
5,908
0.2
90  International Business
Machines Corp.
21,048
0.6
85
(1)
Keysight Technologies,
Inc.
27,430
0.8
82
Lam Research Corp.
24,722
0.7
104
(1)
Lattice Semiconductor
Corp.
11,995
0.4
145  Microchip Technology,
Inc.
10,650
0.3
73  Micron Technology,
Inc.
69,987
2.1
389
Microsoft Corp.
197,336
5.9
13  Monolithic Power
Systems, Inc.
16,481
0.5
1,426
Nokia Oyj, ADR
14,460
0.4
1,039
NVIDIA Corp.
229,390
6.9
96
(1)
Onto Innovation, Inc.
25,652
0.8
231
(1)
Palantir Technologies,
Inc. - Class A
43,054
1.3
34
(1)
Palo Alto Networks,
Inc.
12,992
0.4
3
(1)
Sandisk Corp.
4,700
0.1
107
(1)
ServiceNow, Inc.
15,835
0.5
18
(1)
SiTime Corp.
10,178
0.3
1,144,770
34.2
Materials : 3.0%
353
Amcor PLC
16,199
0.5
243
Celanese Corp.
11,052
0.3
63
Ecolab, Inc.
17,841
0.5
252  Freeport-McMoRan,
Inc.
19,086
0.6
446
International Paper Co.
16,917
0.5
39
Linde PLC
19,094
0.6
100,189
3.0
Real Estate : 2.3%
180  Extra Space Storage,
Inc.
25,398
0.8
213
Welltower, Inc.
50,319
1.5
75,717
2.3
Utilities : 2.3%
302
Ameren Corp.
32,015
0.9
297
Duke Energy Corp.
35,613
1.1
68
Vistra Corp.
9,341
0.3
76,969
2.3
Total Common Stock
(Cost $3,092,003)
3,303,461
98.7
Shares Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 0.2%
53  iShares Russell 1000
Growth ETF
$ 6,504
0.2
Total Exchange-Traded
Funds
(Cost $6,469)
6,504
0.2
Total Long-Term
Investments
(Cost $3,098,472)
3,309,965
98.9
Total Investments in
Securities
(Cost $3,098,472) $ 3,309,965 98.9
Assets in Excess of
Other Liabilities 37,471 1.1
Net Assets $ 3,347,436 100.0
ADR American Depositary Receipt
(1)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited) (continued)
3
Voya VACS Series LCC Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2026
Asset Table
Investments, at fair value
Common Stock* $ 3,303,461 $ — $ — $ 3,303,461
Exchange-Traded Funds 6,504 — — 6,504
Total Investments, at fair value $ 3,309,965 $ — $ — $ 3,309,965
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 311,070
Gross Unrealized Depreciation (99,577)
Net Unrealized Appreciation $ 211,493